LOSS ON FOREIGN CURRENCY FORWARD CONTRACT (Narrative) (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	May 19, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Gain (Loss) on Derivative Instruments, Net, Pretax		¥ (12,898)
Foreign Exchange Forward [Member]
Derivative, Notional Amount	¥ 564,095
Gain (Loss) on Derivative Instruments, Net, Pretax		¥ 12,898
Derivative, Inception Date	Jan. 29, 2016
Derivative, Forward Exchange Rate	6.7070
Derivative, Maturity Date	May 19, 2016